LOANS AND DEBENTURES (Details 8) - BRL (R$) R$ in Millions		1 Months Ended	12 Months Ended
		Apr. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Debentures
Costs of loans and debentures			R$ 975	R$ 1,162	R$ 1,211
Financing costs on intangible assets and contract assets	[1]		(47)	(15)	(33)
Net effect in income or loss			R$ 928	R$ 1,147	R$ 1,178
Average rate of capitalization rate		8.71%	11.36%	9.44%

[1]	The average capitalization rate p.a. on December 31, 2022 was 11.36% (9.44% on December 31, 2021).